Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurement [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	693,720	-	693,720	-

Bank time deposits and short-term investments with an original maturity more than three months but less than one year	2,524,420	-	2,524,420	-
Total	3,218,140	-	3,218,140	-

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	1,753,000	-	1,753,000	-

Bank time deposits and short-term investments with an original maturity more than three months but less than one year	363,000	-	363,000	-
Investment security	135,952	135,952	-	-
Total	2,251,952	135,952	2,116,000	-